NOTE 11 - INCOME TAXES - Deferred Tax Assets and Reconcilation of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net Operating loss carryforward	$ 1,131,809	$ 1,932,665
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Deferred tax asset	$ 237,680	$ 405,860
Current Foreign Tax Expense (Benefit)	17,755	38,654
Less: valuation allowance	(219,925)	(367,206)	$ (367,206)
Net deferred tax asset